Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of assets that are measured at fair value on a recurring basis
Description	September 30, 2021	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$73,516,414	$73,516,414	$—	$—
Marketable securities held outside of Trust Account	$19,749	$19,749	$—	$—

Liabilities:
Warrant Liability – Private Placement Warrants	$2,143,416	$—	$—	$2,143,416

Description	December 31, 2020	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Marketable securities held in Trust Account	$73,510,915	$73,510,915	$—	$—
Marketable securities held outside of Trust Account	$525,287	$525,287	$—	$—

Liabilities:
Warrant Liability – Private Warrants	$3,399,878	$—	$—	$3,399,878

Schedule of inputs for the Private Warrants at initial measurement
	December 31, 2020	October 13, 2020 (Initial Measurement)
Risk free interest rate	0.46%	0.41%
Expected term (years)	5.71	5.92
Expected volatility	17.20%	13.97%

Schedule of fair value of the Private Placement Warrants
Fair value as of November 20, 2019 (inception)	$—
Issuance of warrant liabilities	—
Fair value as of December 31, 2019	$—
Initial measurement on October 13, 2020	1,905,786
Change in valuation inputs or other assumptions	1,494,092
Fair value as of December 31, 2020	$3,399,878